ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Significant Accounting Policies Abstract
Disclosure of composition of group [text block]
			% interest
Name	Registered address	Line of business	2017	2018	2019	Holding company
Atento Luxco Midco, S.à.r.l.	Luxembourg	Holding company	100	100	100	Atento S.A.
Atento Luxco 1 S.A.	Luxembourg	Holding company	100	100	100	Atento Luxco Midco, S.à.r.l
Atalaya Luxco 2. S.à.r.l.	Luxembourg	Holding company	100	100	100	Atento Luxco 1. S.A.
Atalaya Luxco 3. S.à.r.l.	Luxembourg	Holding company	100	100	0	Atento Luxco 1. S.A.
Atento Argentina. S.A	Buenos Aires (Argentina)	Operation of call centers	90	90	14.03	Atalaya Luxco 2. S.à.r.l.
			10	10	85.97	Atento Luxco 3. S.A. (2017 and 2018)/ Atento Luxco 1. S.A. (2019)
Atento Estrategias de Transformación, S.L.U. (former Global Rossolimo. S.L.U)	Madrid (Spain)	Holding company	100	100	100	Atento Spain Holdco. S.L.U.
Atento Spain Holdco. S.L.U	Madrid (Spain)	Holding company	100	100	100	Atento Luxco 1. S.A.
Atento Spain Holdco 6. S.L.U	Madrid (Spain)	Holding company	100	100	100	Atento Spain Holdco. S.L.U.
Atento Spain Holdco 2. S.A.U	Madrid (Spain)	Holding company	100	100	100	Atento Spain Holdco 6. S.L.U.
Atento Teleservicios España. S.A.U	Madrid (Spain)	Operation of call centers	100	100	100	Atento Spain Holdco 2. S.A.U.
Atento Servicios Técnicos y Consultoría S.A.U	Madrid (Spain)	Execution of technological projects and services, and consultancy services	100	100	100	Atento Teleservicios España S.A.U.
Atento Impulsa. S.A.U	Barcelona (Spain)	Management of specialized employment centers for disabled workers	100	100	100	Atento Teleservicios España S.A.U.
Atento Servicios Auxiliares de Contact Center. S.A.U	Madrid (Spain)	Execution of technological projects and services, and consultancy services	100	100	100	Atento Teleservicios España. S.A.U.
Atento B V	Amsterdam (Netherlands)	Holding company	100	100	100	Atento Spain Holdco 2. S.A.U.
Teleatento del Perú. S.A.C	Lima (Peru)	Operation of call centers	83.3333	83.3333	83.3333	Atento B.V.
			(Class A)	(Class A)	(Class A)
			16.6667	16.6667	16.6667	Atento Holding Chile. S.A.
			(Class B)	(Class B)	(Class B)
Woknal. S.A.	Montevideo (Uruguay)	Operation of call centers	100	100	100	Atento B.V.
Atento Colombia. S.A.	Bogotá DC (Colombia)	Operation of call centers	94.97871	94.97871	94.97871	Atento B.V.
			0.00424	0.00424	0.00424	Atento Servicios Auxiliares de Contact Center. S.L.U.
			0.00854	0.00854	0.00854	Atento Servicios Técnicos y Consultoría. S.L.U.
			5.00427	5.00427	5.00427	Atento Teleservicios España. S.A.U.
			0.00424	0.00424	0.00424	Teleatento del Perú SAC.
Atento Holding Chile. S.A.	Santiago de Chile (Chile)	Holding company	99.9999	99.9999	99.9999	Atento B.V.
			0.0001	0.0001	0.0001	Atento Spain Holdco 2
Atento Chile. S.A.	Santiago de Chile (Chile)	Operation of call centers	99.99	99.99	99.99	Atento Holding Chile. S.A.
			0.01	0.01	0.01	Atento B.V.
Atento Educación Limitada	Santiago de Chile (Chile)	Operation of call centers	99	99	99	Atento Chile. S.A.
			1	1	1	Atento Holding Chile. S.A.
Atento Centro de Formación Técnica Limitada	Santiago de Chile (Chile)	Operation of call centers	99	99	99	Atento Chile. S.A.
			1	1	1	Atento Holding Chile. S.A.
Atento Spain Holdco 4. S.A.U	Madrid (Spain)	Holding company	100	100	100	Atento Spain Holdco. S.L.U.
Atento Brasil. S.A	São Paulo (Brazil)	Operation of call centers	99.999	99.999	99.999	Atento Spain Holdco 4. S.A.U.
			0.001	0.001	0.001	Atento Spain Holdco. S.L.U.
R Brasil Soluções S.A.	São Paulo (Brazil)	Operation of call centers	81.4885	81.4885	100	Atento Brasil. S.A.
			9.25	9.25	-	Flávio Luiz Rossetto
			9.25	9.25	-	Jorge Luiz Rossetto
Atento Spain Holdco 5. S.L.U	Madrid (Spain)	Holding company	100	100	100	Atento Spain Holdco. S.L.U.
Atento Mexico Holdco S. de R.L. de C.V.	Mexico	Holding company	99.966	99.966	99.966	Atento Spain Holdco 5. S.L.U.
			0.004	0.004	0.004	Atento Spain Holdco. S.L.U.
Atento Puerto Rico. Inc.	Guaynabo (Puerto Rico)	Operation of call centers	100	100	100	Atento Mexico Holdco S. de R.L. de C.V.
Contact US Teleservices Inc.	Houston, Texas (USA)	Operation of call centers	100	100	100	Atento Mexico Holdco S. de R.L. de C.V.
Atento Panamá. S.A.	Panama City	Operation of call centers	100	100	100	Atento Mexico Holdco S. de R.L. de C.V.
Atento Atención y Servicios. S.A. de C.V.	Mexico City (Mexico)	Administrative, professional and consultancy services	99.998	99.998	99.998	Atento Mexico Holdco S. de R.L. de C.V.
			0.002	0.002	0.002	Atento Servicios. S.A. de C.V.
Atento Servicios. S.A. de C.V.	Mexico City (Mexico)	Sale of goods and services	99.998	99.998	99.998	Atento Mexico Holdco S. de R.L. de C.V.
			0.002	0.002	0.002	Atento Atención y Servicios. S.A. de C.V.
Atento Centroamérica. S.A.	Guatemala (Guatemala)	Holding company	99.9999	99.9999	99.9999	Atento Mexico Holdco S. de R.L. de C.V.
			0.0001	0.0001	0.0001	Atento El Salvador S.A. de C.V.
Atento de Guatemala. S.A.	Guatemala (Guatemala)	Operation of call centers	99.99999	99.99999	99.99999	Atento Centroamérica. S.A.
			0.00001	0.00001	0.00001	Atento El Salvador S.A. de C.V.
Atento El Salvador. S.A. de C.V.	City of San Salvador (El Salvador)	Operation of call centers	7.4054	7.4054	7.4054	Atento Centroamerica. S.A.
			92.5946	92.5946	92.5946	Atento de Guatemala. S.A.
Atento Nicaragua S.A.	Nicaragua	Operation of call centers	4.35	4.35	4.35	Atento Centroamerica. S.A.
			95.65	95.65	95.65	Atento Mexico Holdco S. de R.L. de C.V.
Atento Costa Rica S.A.	Costa Rica	Operation of call centers	99.999	99.999	99.999	Atento Mexico Holdco S. de R.L. de C.V.
			0.0001	0.0001	0.0001	Atento Centroamerica. S.A.
Interservicer - Serviços de BPO Ltda	São Paulo (Brasil)	Operation of call centers	50.00002	50.00002	100	Nova Interfile e Holding Ltda.
Interfile Serviços de BPO Ltda.	São Paulo (Brasil)	Operation of call centers	50.00002	50.00002	100	Nova Interfile e Holding Ltda.
Nova Interfile Holding Ltda.	São Paulo (Brasil)	Holding company	100	100	100	Atento Brasil. S.A.

Explanation of difference between operating lease commitments disclosed applying IAS 17 and lease liabilities recognised at date of initial application of IFRS 16 [text block]
	December 31,2018	IFRS 16	January 1,2019
Assets
Right-of-use assets (*)	5,798	184,099	189,897
Liabilities (**)
Non-current liabilities
Lease liabilities	(2,369)	(132,551)	(134,920)
Current liabilities
Lease liabilities	(3,158)	(51,548)	(54,706)

Explanation of significant changes in net investment in finance lease [text block]
Assets	January1, 2019	Additions/(Disposals)	Payments	Interest	Translationdifference	December31, 2019

Right-of-use assets	208,526	49,261	-	-	(4,363)	253,424
(-) Accumulated depreciation	(18,629)	(53,507)	-	-	276	(71,860)
	189,897	(4,246)	-	-	(4,087)	181,564

Liabilities	January1, 2019	Additions/(Disposals)	Payments	Interestaccrued	Interestpayed	Translationdifference	December31, 2019
Current liabilities	54,706	29,474	(56,088)	18,307	(802)	6,440	52,037
Non-current liabilities	134,920	(1,592)	-	-	-	9,410	142,738
	189,626	27,882	(56,088)	18,307	(802)	15,850	194,775

Disclosure of maturity analysis of finance lease payments receivable [text block]
	2020	2021	2022	2023	2024	Others	Total
Lease liabilities payments	66,415	52,134	41,069	32,079	21,481	23,826	237,004

	Thousands of U.S. dollars
	Net carrying amount of asset
	2018 (*)	2019

Furniture, tools and other tangible assets	4,815	6,512
Plant and machinery	983	495
Buildings	-	174,557
Total	5,798	181,564

(*) Recorded in property, plant and equipment as of December 31, 2018 (see Note 9).